PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property and equipment	$ 55,000
Less accumulated depreciation	(27,485)
Net, property and equipment	27,515	$ 38,484
Trucks [Member]
Property and equipment	$ 55,000